Debt, Finance Lease Obligations and Other Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt, Finance Lease Obligations and Other Notes Payable
Schedule of outstanding Debt, Finance Lease Obligations and Other Notes Payable

	2017										Effective	2016
	Principal		Finance Costs		Subtotal		Interest Payable		Total		Interest Rate	Total
U.S. dollar debt:
6% Senior Notes due 2018 (1)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	—	Ps.	10,380,514
6.625% Senior Notes due 2025 (1)	11,823,060		(277,743)		11,545,317		221,929		11,767,246		7.10%	12,297,715
4.625% Senior Notes due 2026 (1)	5,911,530		(39,327)		5,872,203		113,920		5,986,123		5.025%	6,265,685
8.50% Senior Notes due 2032 (1)	5,911,530		(25,169)		5,886,361		153,536		6,039,897		9.01%	6,324,531
6.625% Senior Notes due 2040 (1)	11,823,060		(139,592)		11,683,468		361,178		12,044,646		7.05%	12,613,632
5% Senior Notes due 2045 (1)	19,705,100		(463,707)		19,241,393		142,315		19,383,708		5.39%	20,304,015
6.125% Senior Notes due 2046 (1)	17,734,590		(133,647)		17,600,943		452,602		18,053,545		6.495%	18,907,580

Total U.S. dollar debt	72,908,870		(1,079,185)		71,829,685		1,445,480		73,275,165			87,093,672

Mexican peso debt:
7.38% Notes due 2020 (2)	10,000,000		(19,984)		9,980,016		127,100		10,107,116		7.433%	10,106,213
TIIE + 0.35% Notes due 2021 (2)	6,000,000		(6,896)		5,993,104		21,902		6,015,006		7.81%	6,006,902
TIIE + 0.35% Notes due 2022 (2)	5,000,000		(7,612)		4,992,388		13,957		5,006,345		7.84%	5,000,632
8.79% Notes due 2027 (2)	4,500,000		(23,199)		4,476,801		91,196		4,567,997		8.84%	—
8.49% Senior Notes due 2037 (1)	4,500,000		(14,078)		4,485,922		31,837		4,517,759		8.94%	4,517,035
7.25% Senior Notes due 2043 (1)	6,500,000		(60,197)		6,439,803		40,580		6,480,383		7.92%	6,484,560
Bank loans (3)	6,000,000		(35,646)		5,964,354		6,096		5,970,450		8.93%	1,249,631
Bank loans (Sky) (4)	5,500,000		—		5,500,000		14,854		5,514,854		7.11%	5,500,000
Bank loans (TVI) (5)	2,642,027		(3,949)		2,638,078		3,845		2,641,923		8.54%	2,866,273

Total Mexican peso debt	50,642,027		(171,561)		50,470,466		351,367		50,821,833			41,731,246

Total debt (6)	123,550,897		(1,250,746)		122,300,151		1,796,847		124,096,998			128,824,918
Less: Current portion of long-term debt	307,489		(466)		307,023		1,796,847		2,103,870			2,678,255

Long-term debt, net of current portion	Ps.	123,243,408	Ps.	(1,250,280)	Ps.	121,993,128	Ps.	—	Ps.	121,993,128		Ps.	126,146,663

Finance lease obligations:
Satellite transponder lease obligation (7)	Ps.	4,938,049	Ps.	—	Ps.	4,938,049	Ps.	—	Ps.	4,938,049	7.30%	Ps.	5,522,565
Other (8)	684,725		—		684,725		—		684,725		6.73%	869,261

Total finance lease obligations	5,622,774		—		5,622,774		—		5,622,774			6,391,826
Less: Current portion	580,884		—		580,884		—		580,884			575,576

Finance lease obligations, net of current portion	Ps.	5,041,890	Ps.	—	Ps.	5,041,890	Ps.	—	Ps.	5,041,890		Ps.	5,816,250

Other notes payable:
Total other notes payable (9)	Ps.	3,684,060	Ps.	—	Ps.	3,684,060	Ps.	—	Ps.	3,684,060	3.00%	Ps.	4,853,025
Less: Current portion	1,178,435		—		1,178,435		—		1,178,435			1,202,344

Other notes payable, net of current portion	Ps.	2,505,625	Ps.	—	Ps.	2,505,625	Ps.	—	Ps.	2,505,625		Ps.	3,650,681

(1)

The Senior Notes due between 2025 and 2046, in the aggregate outstanding principal amount of U.S.$3,700 million and Ps.11,000,000, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045 and 2046, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%, 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26% and 6.44% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043 and 2046, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045 and 2046 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, and 99.677%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227% and 6.147%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The agreement of these Senior Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045 and 2046 are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores”). In December 2017, the Company prepaid the principal outstanding amount of U.S.$500 million Senior Notes due 2018 at an aggregate redemption price of Ps.9,841,716 (U.S.$511.7 million), which included related fees and accrued and unpaid interest at the redemption date (see Note 22).

(2)

In 2010, 2014, 2015 and October 2017, the Company issued Notes (“Certificados Bursátiles”) due 2020, 2021, 2022 and 2027, respectively, through the Mexican Stock Exchange (“Bolsa Mexicana de Valores”) in the aggregate principal amount of Ps.10,000,000, Ps.6,000,000, Ps.5,000,000 and Ps.4,500,000, respectively. Interest on the Notes due 2020 is 7.38% per annum and is payable semi-annually. Interest on the Notes due 2021 and 2022 is the Equilibrium Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 35 basis points per annum and is payable every 28 days. Interest on the Notes due 2027 is 8.79% per annum and is payable semi-annually. The Company may, at its own option, redeem the Notes due 2020 and 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The Company may, at its own option, redeem the Notes due 2021 and 2022, in whole or in part, at any date at a redemption price equal to the greater of the principal amount of the outstanding Notes and an average price calculated from prices to be provided at the redemption date by two Mexican financial pricing companies. The agreement of these Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, and engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions.

(3)

In November and December 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of Ps.6,000,000, and an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 125 and 130 basis points , and principal maturities between 2022 and 2023. The proceeds of these loans were used primarily for the prepayment in full of the Senior Notes due 2018. Under the terms of these loan agreements, the Company is required to (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on spin-offs, mergers and similar transactions. In 2016 includes a long-term credit agreement entered into by the Company with a Mexican bank in the principal amount of Ps.1,250,000 with principal maturities between 2017 and 2018, and an annual interest rate payable on a monthly basis of 28-day TIIE plus 117.5 basis points. The Company prepaid the remaining principal amount of this credit agreement in fourth quarter of 2017, in the aggregate amount of Ps.629,311, which included accrued and unpaid interest. In 2015, included (i) a long-term bank loan entered into by the Company with a Mexican bank in the principal amount of Ps.1,782,000, with a maturity in 2016, and an annual interest rate payable on a monthly basis of 28-day TIIE plus 15 basis points in 2014, a range between 30 and 70 basis points in 2015, and a range between 70 and 80 basis points in 2016; and (ii) a credit agreement entered into by the Company with a Mexican bank in the aggregate principal amount of Ps.500,000, with a maturity in 2016, and an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 0 and 30 basis points in 2015, and a range between 30 and 80 basis points in 2016. The proceeds of this credit agreement were used by the Group to prepay long-term debt previously entered into by Telecable and related accrued interest in the aggregate amount of Ps.507,632 (see Note 3). In June 2015, the Company prepaid long-term bank loans in the aggregate amount of Ps.1,600,000, with original principal maturities between 2017 and 2021, and an annual interest rate payable on a monthly basis of a range between 8.77% and 9.4%. The aggregate amount paid by the Company amounted to Ps.1,814,312, which included related accrued interest and fees. In September 2014, the Company prepaid long-term credits in the aggregate principal amount of Ps.4,500,000, which were originally due in 2016. As described below, the Company used funds received from Sky to prepay a portion of its Mexican peso outstanding long-term loans with original maturities between 2016 and 2017 in the aggregate principal amount of Ps.3,532,000. Total cash used for these prepayments amounted to Ps.3,568,838, which included the partial settlement of a derivative contract which the Company contracted to cover the rate risk in this loan and accrued interest.

(4)

In June 2015, Sky prepaid two long-term loans in the principal amount of Ps.1,400,000 and Ps.2,100,000, with an original maturity in 2016, and annual interest of TIIE plus 24 basis points and 8.74%, respectively, which was payable on a monthly basis. The aggregate amount paid by Sky amounted to Ps.3,651,712, which included related accrued interest, the settlement of a related derivative contract, and fees. This prepayment was funded primarily by a long-term loan made by the Company in the principal amount of Ps.3,500,000, with a maturity in 2022, and an annual interest rate of 7.38%, which is payable on a monthly basis. In March 2016, Sky (i) entered into long-term debt agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities in 2021 and 2023, and interest payable on a monthly basis and an annual rate in the range of 7.0% and 7.13%; and (ii) prepaid to the Company an outstanding amount in connection with a long-term loan in the principal amount of Ps.3,500,000.

(5)

In 2017 and 2016, included outstanding balances in the aggregate principal amount of Ps.2,642,027 and Ps.2,868,686, respectively, in connection with certain credit agreements entered into by TVI with Mexican banks, with maturities between 2017 and 2022, bearing interest at an annual rate of TIIE plus a range between 100 and 125 basis points, which is payable on a monthly basis. Under the terms of these credit agreements, TVI is required to comply with certain restrictive covenants and financial coverage ratios.

(6)	Total debt as of December 31, 2016, is presented net of unamortized finance costs in the aggregate amount of Ps.1,290,595, and interest payable in the aggregate amount of Ps.1,827,307.

(7)

Starting from the fourth quarter of 2012, Sky is obligated to pay a monthly fee of U.S.$3.0 million under a capital lease agreement entered into with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) in March 2010 for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of (a) the end of 15 years or (b) the date IS-21 is taken out of service (see Note 11).

(8)

Includes minimum lease payments of property and equipment under leases that qualify as finance leases. In 2017 and 2016, includes Ps.571,420 and Ps.683,474, respectively, in connection with a lease agreement entered into by a subsidiary of the Company and GTAC, for the right to use certain capacity of a telecommunications network through 2029 (see Note 19). This lease agreement provides for annual payments through 2024. Other finance leases have terms which expire at various dates between 2017 and 2020.

(9)

Notes payable issued by the Company in connection with the acquisition in 2016 of a non-controlling interest in TVI. In 2017 and 2016, cash payments to be made between 2017 and 2020 related to these notes payable amounted to an aggregate of Ps.3,808,395 and Ps.5,106,250, respectively, including interest of Ps.316,395 and Ps.356,250, respectively (see Note 3). Accumulated accrued interest for this transaction amounted to Ps.192,060 and Ps.103,025, as of December 31, 2017 and 2016, respectively. This was regarded as a Level 2 debt which was fair valued using a discount cash flow approach, which discounts the contractual cash flows using discount rates derived from observable market price of other quotes debt instruments. In March 2017, the Group prepaid a portion of the outstanding other notes payable with original maturities in August 2017 and 2018, for an aggregate amount of Ps.1,292,438, which included accrued interest at the payment date.

Schedule of outstanding principal amounts of hedged items

	December 31, 2017				December 31, 2016
Hedged Items	Millions of U.S. dollars		Thousands of Mexican pesos		Millions of U.S. dollars		Thousands of Mexican pesos
Investment in shares of UHI (net investment hedge)	U.S.$	413.3	Ps.	8,144,843	U.S.$	350.7	Ps.	7,236,587
Warrants issued by UHI (foreign currency fair value hedge)	1,847.0		36,395,183		1,855.9		38,298,606
Open Ended Fund (foreign currency fair value hedge)	180.0		3,546,918		180.0		3,817,586

Total	U.S.$	2,440.3	Ps.	48,086,944	U.S.$	2,386.6	Ps.	49,352,779

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2017, are as follows:

	Nominal		Unamortized Finance Costs
2018	Ps.	307,489	Ps.	(466)
2019	989,156		(1,537)
2020	10,492,489		(20,700)
2021	7,992,489		(7,246)
2022	11,860,404		(29,139)
Thereafter	91,908,870		(1,191,658)

	Ps.	123,550,897	Ps.	(1,250,746)

Schedule of future minimum payments under finance lease obligations

Future minimum payments under finance lease obligations for the years subsequent to December 31, 2017, are as follows:

2018	Ps.	1,001,456
2019	910,797
2020	919,007
2021	762,952
2022	736,144
Thereafter	3,417,931

	7,748,287
Less: Amount representing interest	2,125,513

	Ps.	5,622,774

Schedule of reconciliation of long-term debt and finance lease obligations arising from financing activities

			Cash Flow				Non-Cash Changes
	Balance as of January 1, 2017		New Debt		Payments		Foreign Exchange Income		Interest		Balance as of December 31, 2017
Debt	Ps.	128,288,206	Ps.	10,500,000	Ps.	(11,094,159)	Ps.	(4,143,150)	Ps.	—	Ps.	123,550,897
Satellite transponder lease obligations	5,522,565		—		(351,335)		(233,181)		—		4,938,049
Finance lease obligations	869,261		—		(218,376)		—		33,840		684,725

Total debt and lease obligations	Ps.	134,680,032	10,500,000		(11,663,870)		Ps.	(4,376,331)	Ps.	33,840	Ps.	129,173,671

Finance cost			(50,042)		—
Expense on Senior Notes prepayment			—		(158,496)

Cash in financing activities			Ps.	10,449,958	Ps.	(11,822,366)